Non-controlling Interests - Schedule of Effects of Changes in Ownership Interest on Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Noncontrolling Interest [Line Items]
Net income attribute to New Oriental Education & Technology Group Inc.'s shareholders	$ 238,065	$ 296,130	$ 274,457
Decrease in the Group's additional paid-in capital resulting from disposal of a subsidiary	20,498
Increase in the Group's additional paid-in capital resulting from the change in non-controlling interests resulting from Koolearn Holding's IPO	233,347
Decrease in the Group's additional paid-in capital resulting from repurchase shares from non-controlling interests		(92,373)
Parent Company [Member]
Noncontrolling Interest [Line Items]
Net income attribute to New Oriental Education & Technology Group Inc.'s shareholders	238,065	296,130	$ 274,457
Decrease in the Group's additional paid-in capital resulting from disposal of a subsidiary	(371)
Decrease in the Group's additional paid-in capital resulting from repurchase shares from non-controlling interests	(15,190)	(63,721)
Changes from net income attributable to New Oriental Education & Technology Group Inc.'s shareholders and transfers to non-controlling interests	522,586	118,625
Kooleam Holding [Member] | Parent Company [Member]
Noncontrolling Interest [Line Items]
(Decrease) Increase in the Group's additional paid-in capital resulting from reclassification and capital injection of non-controlling interests	160,871	$ (113,784)
Increase in the Group's additional paid-in capital resulting from the change in non-controlling interests resulting from Koolearn Holding's IPO	$ 139,211